Fees Summary	Aug. 21, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 321,361,923.00
Previously Paid Amount	0.00
Total Fee Amount	49,200.51
Total Offset Amount	0.00
Net Fee	$ 49,200.51